Provisions and other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	$ 38,075	$ 29,862	$ 31,617
Deferred income	1,452	3,484	5,033
Other	6,757	9,163	5,800
Total	46,284	42,509	$ 42,450
Addition to provision [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	5,943	1,195
Deferred income	0	1,375
Other	2,220	2,686
Total	8,163	5,256
Recovery of abandonments costs [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation		(5,504)
Deferred income		0
Other		0
Total		(5,504)
Foreign currency translation [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	(134)	1,614
Deferred income	0	0
Other	0	0
Total	(134)	1,614
Exchange difference [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	134	(1,614)
Deferred income	0	0
Other	1,154	538
Total	1,288	(1,076)
Amortisation [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	0	0
Deferred income	(657)	(2,924)
Other	0	0
Total	(657)	(2,924)
Unwinding of discount [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	2,607	2,554
Deferred income	0	0
Other	172	139
Total	2,779	$ 2,693
Unused Amounts Reversed [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	0
Deferred income	0
Other	(2,535)
Total	(2,535)
Amounts Used during The Year [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Asset retirement obligation	(337)
Deferred income	(1,375)
Other	(3,417)
Total	$ (5,129)